OTHER LIABILITIES (CURRENT AND NON-CURRENT) (Tables)	12 Months Ended
Dec. 31, 2020
OTHER LIABILITIES (CURRENT AND NON-CURRENT) [Abstract]
Breakdown of Other Current Liabilities
The following table provides a breakdown of other current liabilities:

	December 31,
(In millions)	2020	2019	2018
Redeemable financial liabilities	€115.7	€115.0	€151.1
Current financial liabilities at FVTPL, total	115.7	115.0	151.1
Accruals on completed contracts	53.3	65.7	67.1
Other taxes payable	105.1	82.6	106.3
Social security liability	33.4	36.9	34.8
Payables on litigation settlement(1)	42.0	59.7	-
Other	44.8	36.6	71.0
Other current liabilities, total	278.6	281.5	279.2
Total other current liabilities	€394.3	€396.5	€430.3

(1)
As part of this resolution, we entered into a three-year Deferred Prosecution Agreement. Refer to Note 22 for detailed description. The remaining unpaid balance pursuant to the Deferred Prosecution Agreement was reversed from provisions and recorded in other current liabilities and other non-current liabilities.

Breakdown of Other Non-Current Liabilities
The following table provides a breakdown of other non-current liabilities:

	December 31,
(In millions)	2020	2019	2018
Redeemable financial liabilities	€85.3	€124.3	€205.7
Non-current financial liabilities at FVTPL, total	85.3	124.3	205.7
Subsidies	3.6	3.2	3.6
Payables on litigation settlement	-	59.7	-
Other	24.9	32.5	56.8
Other non-current liabilities, total	28.5	95.4	60.4
Total other non-current liabilities	€113.8	€219.7	€266.1